FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2015	December 31, 2014
Designated derivative instruments - long-term assets:
Interest rate swaps	917	710
Non-designated derivative instruments - long-term assets:
Interest rate swaps	3,030	2,584
Total derivative instruments - long-term assets	3,947	3,294

(in thousands of $)	June 30, 2015	December 31, 2014
Designated derivative instruments -short-term liabilities:
Interest rate swaps	—	292
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	—	225
Total derivative instruments - short-term liabilities	—	517

(in thousands of $)	June 30, 2015	December 31, 2014
Designated derivative instruments - long-term liabilities:
Interest rate swaps	9,854	40,058
Cross currency interest rate swaps	71,976	63,083
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	1,398	1,565
Cross currency interest rate swaps	4,055	1,973
Total derivative instruments - long-term liabilities	87,283	106,679

Schedule of interest rate swap transactions designated as hedges against specific loans
The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate

$33,004 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$36,094 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$53,704 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$164,067 (reducing to $79,733)	May 2012	August 2022	1.76% - 1.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$42,117 (reducing to $32,142)	February 2013	December 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$151,008 (equivalent to NOK900 million)	March 2014	March 2019	6.03%	*
$108,375 (reducing to $70,125)	December 2016	December 2021	1.86% - 3.33%
$110,500 (reducing to $70,125)	January 2017	January 2022	1.56% - 3.09%

Schedule of currency swap transactions
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK600 million senior unsecured bonds due 2017 and NOK900 million senior unsecured bonds due 2019.

Principal Receivable	Principal Payable		Inception date	Maturity date
NOK600 million	$105.4	million	October 2012	October 2017
NOK900 million	$151.0	million	March 2014	March 2019

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2015 and December 31, 2014 are as follows:

	June 30, 2015	June 30, 2015	December 31, 2014	December 31, 2014
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	48,416	48,416	73,656	73,656
Floating rate NOK bonds due 2017	72,025	73,166	76,487	75,210
Floating rate NOK bonds due 2019	109,121	106,314	119,277	108,542
3.75% unsecured convertible bonds due 2016	125,000	129,855	125,000	124,375
3.25% unsecured convertible bonds due 2018	350,000	376,950	350,000	335,563
Derivatives:
Interest rate/ currency swap contracts - long-term receivables	3,947	3,947	3,294	3,294
Interest rate/ currency swap contracts - short-term payables	—	—	517	517
Interest rate/ currency swap contracts - long-term payables	87,283	87,283	106,679	106,679

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at June 30, 2015, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2015	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	48,416	48,416		—
Interest rate/ currency swap contracts - long-term receivables	3,947		3,947
Total assets	52,363	48,416	3,947	—
Liabilities:
Floating rate NOK bonds due 2017	73,166	73,166
Floating rate NOK bonds due 2019	106,314	106,314
3.75% unsecured convertible bonds due 2016	129,855	129,855
3.25% unsecured convertible bonds due 2018	376,950	376,950
Interest rate/ currency swap contracts - long-term payables	87,283		87,283
Total liabilities	773,568	686,285	87,283	—